Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 48,076	$ 52,407
Prepaid expenses	27,478	18,753
Promotion items and prepayments	17,683	12,853
Other	967	3,630
Prepaid expense and other assets, Total	$ 94,204	$ 87,643